Dean Small Cap Value Fund
SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Investment Objective
The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation and, secondarily, dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Dean Small Cap Value Fund Dean Small Cap Value Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dean Small Cap Value Fund Dean Small Cap Value Fund
Management Fee		0.90%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		1.22%
Expense Recapture	[1]	0.03%
Total Annual Fund Operating Expenses	[1],[2]	1.25%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.25% of the Fund's average daily net assets through July 31, 2016. Each waiver or reimbursement is subject to recoupment by the adviser within three years, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. This expense cap may not be terminated prior to July 31, 2016 except by the Board of Trustees.
[2]	(After Fee Waiver/Expense Recapture)

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Dean Small Cap Value Fund | Dean Small Cap Value Fund | USD ($)	127	390	673	1,480

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies
The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalizations similar to companies listed on the Russell 2000® Value Index at the time of investment. As of May 31, 2015, the market capitalization of companies listed on the Russell 2000® Value Index ranged from $15 million to $6.3 billion and the median was $662 million. Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of companies that he believes are undervalued at the time of purchase. The Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio manager may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored. The Fund may from time to time overweight its investments in certain market sectors.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, derivative instruments, such as put and call options and futures contracts, and in fixed income securities, including corporate bonds, convertible bonds and preferred stocks.

As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a relatively high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value- oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund will be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may be above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. If interest rates increase, the value of any fixed income securities held by the Fund may decline. Fixed income securities are also subject to credit risk, which is the risk that the issuer of the security may default on payment of principal or interest.
  Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a relatively high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and in the distribution to shareholders of additional capital gains for tax purposes.

Performance
The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 37.20% for the quarter ended June 30, 2009 and the lowest return for a quarter was (28.36%) for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2015 was 1.17%.
Average Annual Total Returns for periods ending December 31, 2014:
Average Annual Total Returns - Dean Small Cap Value Fund	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	5.93%	14.89%	6.89%
Dean Small Cap Value Fund | Return After Taxes on Distributions	3.69%	14.07%	5.72%
Dean Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares	4.76%	11.84%	5.37%
Russell 2000® Value Index	4.22%	14.26%	6.89%
Russell 2000® Index	4.89%	15.55%	7.77%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.